FINANCIAL INSTRUMENTS AND RISKS MANAGEMENT - Exchange Risk Sensitivity Analysis (Details)	6 Months Ended
	Jun. 30, 2020 BRL (R$)	Dec. 31, 2019
Probable
Financial Instruments and Risks Management
Closing foreign exchange rate	5.4416
Possible (25%)
Financial Instruments and Risks Management
Closing foreign exchange rate	6.802
Remote (50%)
Financial Instruments and Risks Management
Closing foreign exchange rate	8.1624
Possible (-25%)
Financial Instruments and Risks Management
Closing foreign exchange rate	4.0812
Remote (-50%)
Financial Instruments and Risks Management
Closing foreign exchange rate	2.7208
Currency Risk
Financial Instruments and Risks Management
Closing foreign exchange rate	5.4760
Currency Risk | Cash and cash equivalents | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	R$ 9,895,463,000
Currency Risk | Cash and cash equivalents | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,473,866,000
Currency Risk | Cash and cash equivalents | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	4,947,732,000
Currency Risk | Trade accounts receivable | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	2,891,501,000
Currency Risk | Trade accounts receivable | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	722,875,000
Currency Risk | Trade accounts receivable | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial assets attributable to an increase in measurement input	1,445,751,000
Currency Risk | Trade accounts payable | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(491,805,000)
Currency Risk | Trade accounts payable | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(122,951,000)
Currency Risk | Trade accounts payable | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(245,903,000)
Currency Risk | Loans and financing | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(63,817,265,000)
Currency Risk | Loans and financing | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(15,954,316,000)
Currency Risk | Loans and financing | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(31,908,633,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(401,273,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(100,318,000)
Currency Risk | Liabilities for asset acquisition and subsidiaries | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial liabilities attributable to an increase in measurement input	(200,637,000)
Currency Risk | Derivative Options | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(2,955,980,000)
Currency Risk | Derivative Options | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(4,195,471,000)
Currency Risk | Derivative Options | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(8,658,160,000)
Currency Risk | Derivative Options | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	3,740,215,000
Currency Risk | Derivative Options | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	7,973,398,000
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(29,511,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(33,907,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(67,814,000)
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	33,908,000
Currency Risk | Derivatives Non Deliverable Forward ("NDF") | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ 67,815,000
Currency Risk | Mark to Market Derivatives
Financial Instruments and Risks Management
Closing foreign exchange rate	5.4416	4.0307
Percentage increase in foreign exchange rate	35.00%
Maximum percentage exposure in U.S. Dollars	75.00%
Currency Risk | Derivative Swap | Probable
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	R$ (8,526,926,000)
Currency Risk | Derivative Swap | Possible (25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(5,279,964,000)
Currency Risk | Derivative Swap | Remote (50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to an increase in measurement input	(10,559,931,000)
Currency Risk | Derivative Swap | Possible (-25%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	5,279,972,000
Currency Risk | Derivative Swap | Remote (-50%)
Financial Instruments and Risks Management
Effect on profit or loss and equity due to changes in fair value of financial instruments attributable to a decrease in measurement input	R$ 10,559,940,000